Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Undiscounted Future Minimum Payments under the Group's Operating Lease Liabilities
The undiscounted future minimum payments under the Group’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheets were
as below:

	RMB	US$
2022	110,472	17,335
2023	59,238	9,296
2024	50,526	7,929
2025	29,347	4,605
2026 and thereafter	72,078	11,311

Total future lease payments	321,661	50,476
Less: imputed interest	(54,782)	(8,597)

Total lease liability balance	266,879	41,879